Prepayment for acquisition (Details)	Dec. 24, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayment for acquisition
Prepayment for acquisition		¥ 32,000,000	$ 4,383,982	¥ 0
Kunyuan | Meirusi
Prepayment for acquisition
Equity interest acquired	75.00%
Consideration for acquisition	¥ 9,000,000
Jiazhi | Meirusi
Prepayment for acquisition
Equity interest acquired	100.00%
Consideration for acquisition	¥ 23,000,000
Meirusi | Kunyuan
Prepayment for acquisition
Equity interest held	75.00%